Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Summary of Compensation of Key Management Including Board Of Directors And Executive Management Team

Compensation of key management, including the Board of Directors and the executive management team, was as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Salaries, cash compensation and other short-term benefits	1,650	1,305	3,184	3,060
Pension	146	130	298	235
Share-based compensation expense	4,971	3,322	8,377	4,844
Total	6,767	4,757	11,859	8,139